Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,548,121)	$ (1,975,094)	$ (704,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,596	16,070	20,397
Loss on disposal of property and equipment	1,760	2,245
Write-off on inventories	1,356	1,730
Lease related expenses	(1,508)	(1,924)	(771)
Foreign exchange (income) loss	112,095	143,011	(1,254)
Equity in net earnings of affiliate	19,418	24,774	33,785
Change in operating assets and liabilities:
Account receivable	10,637	13,571	(12,435)
Other current assets	(4,820,042)	(6,149,410)	(150,464)
Accruals and other payables	(247,568)	(315,847)	(42,000)
Advance to related parties, net	7,835	9,996	(5,415)
Net cash used in operating activities	(6,451,542)	(8,230,878)	(862,183)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,614)	(4,611)	(2,350)
Net cash used in investing activities	(3,614)	(4,611)	(2,350)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	13,800,000	17,606,040
Payments of financing costs	(2,060,466)	(2,628,743)
Repayments of bank loan	(21,358)	(27,249)	(8,654)
Advance from related parties, net	(2,109,537)	(2,691,346)	913,961
Net cash provided by financing activities	9,608,639	12,258,702	905,307
Net change in cash and cash equivalents	3,153,483	4,023,213	40,774
Foreign currency effect on cash and cash equivalents	(28,236)	(36,023)	(1,177)
Cash and cash equivalents - beginning of period	91,293	116,472	35,263
Cash and cash equivalents - end of period	3,216,540	4,103,662	74,860
SUPPLEMENTAL CASH FLOW INFORMATION:
Unpaid deferred offering costs	$ 49,850	$ 63,598	$ 221